Variable Interest Entities - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Aug. 04, 2021
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	$ 2,124,865	$ 2,157,425
Variable interest entity, consolidated, carrying amount, liabilities	$ 965,405	1,039,971
Equity method investment, ownership percentage	50.00%
Leases	$ 44,800
Ultraship Crewing Philippines Inc [Member]
Line of Credit Facility [Line Items]
Equity method investment, ownership percentage			25.00%
Ultraship Services Philippines Inc. [Member]
Line of Credit Facility [Line Items]
Equity method investment, ownership percentage			40.00%
Common Stock [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated	49.00%
Variable Interest Entity, Primary Beneficiary [Member] | PT Navigator Khatulistiwa [Member]
Line of Credit Facility [Line Items]
Variable interest entity, consolidated, carrying amount, assets	$ 186,200	198,500
Variable interest entity, consolidated, carrying amount, liabilities	$ 69,900	$ 74,200
Variable Interest Entity, consolidated	100.00%	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | OCY Aurora Ltd [Member]
Line of Credit Facility [Line Items]
Variable Interest Entity, consolidated	100.00%	100.00%